CONSOLIDATED STATEMENT OF CASH FLOWS - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
A - CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME FOR THE YEAR	$ 575,249	$ 478,432	$ 451,729
Debits (credits) to income that do not represent cash flows	(1,198,330)	(1,082,975)	(927,591)
Depreciation and amortization	77,823	65,359	53,614
Impairment of property, plant, and equipment	5,644	234	21
Provision for loan losses	385,782	420,381	467,417
Mark to market of trading investments	1,438	(2,682)	(3,001)
Income from investments in associates and other companies	(3,962)	(3,012)	(2,588)
Net gain on sale of assets received in lieu of payment	(3,330)	(1,663)	(2,455)
Provision on assets received in lieu of payment	3,912	9,246	7,803
Net gain on sale of property, plant and equipment	(23,229)	(2,017)	(381)
Net interest income	(1,326,691)	(1,281,366)	(1,255,206)
Net fee and commission income	(279,063)	(254,424)	(237,627)
Debits (credits) to income that do not represent cash flows	(29,903)	4,238	90,484
Changes in deferred taxes	(6,751)	(37,269)	(45,672)
Increase/decrease in operating assets and liabilities	206,724	1,340,696	1,163,658
(Increase) of loans and accounts receivables from customers, net	(629,605)	(1,643,744)	(2,083,854)
Decrease (increase) of financial investments	725,611	(1,417,211)	(57,731)
Decrease (increase) due to resale agreements (assets)	6,736	(4,273)	2,463
Decrease (increase) of interbank loans	110,036	(261,744)	(1,057)
Decrease of assets received or awarded in lieu of payment	4,125	18,238	4,157
Increase of debits in customers checking accounts	127,968	268,695	744,863
(Decrease) increase of time deposits and other time liabilities	(1,237,764)	968,942	1,768,827
Increase (decrease) of obligations with domestic banks	(364,956)	365,436	(66,006)
Increase (decrease) of other demand liabilities or time obligations	100,883	(85,502)	130,763
Increase of obligations with foreign banks	146,947	243,355	142,069
(Decrease) increase of obligations with Central Bank of Chile	(2)	3	(90)
(Decrease) increase of obligations under repurchase agreements	55,624	68,748	(248,437)
Increase in other financial liabilities	2,014	19,489	15,402
(Decrease) increase of other assets and liabilities	(158,281)	259,899	(1,286,057)
Redemption of letters of credit	(11,772)	(16,606)	(26,720)
Senior bond issuances	911,581	3,537,855	878,389
Redemption of mortgage bonds and payments of interest	(5,736)	(5,492)	(5,343)
Redemption of senior bonds and payments of interest	(1,167,656)	(2,499,271)	(231,972)
Redemption of subordinated bonds and payments of interest	(14,899)	(12,128)	(10,397)
Interest received	2,058,446	2,137,044	2,093,028
Interest paid	(731,755)	(855,678)	(836,544)
Dividends received from investments in other companies	116	217	278
Fees and commissions received	455,558	431,184	402,900
Fees and commissions paid	(176,495)	(176,760)	(165,273)
Total cash flow (used in) provided by operating activities	(416,357)	736,153	687,796
B - CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchases of property, plant, and equipment	(58,772)	(62,355)	(65,111)
Sales of property, plant, and equipment	17,941	560	121
Purchases of investments in associates and other companies	(3)	(1,123)	(302)
Purchases of intangible assets	(32,624)	(27,281)	(27,573)
Total cash flow .used in investment activities	(73,458)	(90,199)	(92,865)
C - CASH FLOW FROM FINANCING ACTIVITIES:
From shareholders' financing activities	(330,645)	(336,659)	(330,199)
Dividends paid	(330,645)	(336,659)	(330,199)
Total cash flow used in financing activities	(330,645)	(336,659)	(330,199)
D - NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS DURING THE YEAR	(820,460)	309,295	264,732
E - EFFECTS OF FOREIGN EXCHANGE RATE FLUCTUATIONS	(31,398)	(150,266)	203,436
F - INITIAL BALANCE OF CASH AND CASH EQUIVALENTS	2,486,199	2,327,170	1,859,002
FINAL BALANCE OF CASH AND CASH EQUIVALENTS	1,634,341	2,486,199	2,327,170
Reconciliation of provisions for the Consolidated Statement of Cash Flow for the year ended
Provision for loan losses for cash flow purposes	385,782	420,381	467,417
Recovery of loans previously charged off	(83,527)	(78,298)	(68,140)
Provision for loan losses - net	$ 302,255	$ 342,083	$ 399,277